Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets
Property, plant and equipment, net	$ 1,548,589,000	$ 1,549,565,000
Right of use assets	373,846,000	406,713,000
Investment property	33,542,000	33,364,000
Intangible assets, net	37,231,000	27,519,000
Biological assets	43,418,000	23,706,000
Deferred income tax assets	15,507,000	9,777,000
Trade and other receivables, net	38,510,000	39,060,000
Derivative financial instruments	5,482,000	18,001,000
Other assets	3,761,000	1,515,000
Total Non-Current Assets	2,099,886,000	2,109,220,000
Current Assets
Biological assets	250,527,000	204,331,000
Inventories	289,664,000	256,051,000
Trade and other receivables, net	213,356,000	179,055,000
Derivative financial instruments	4,114,000	13,819,000
Short-term investments	46,097,000	62,637,000
Cash and cash equivalents	211,244,000	339,781,000
Total Current Assets	1,015,002,000	1,055,674,000
TOTAL ASSETS	3,114,888,000	3,164,894,000
Capital and reserves attributable to equity holders of the parent
Share capital	167,073,000	167,073,000
Share premium	659,399,000	743,810,000
Cumulative translation adjustment	(413,757,000)	(603,861,000)
Equity-settled compensation	17,264,000	18,654,000
Cash flow hedge	0	(17,124,000)
Other reserves	151,261,000	150,677,000
Treasury shares	(16,989,000)	(8,062,000)
Revaluation surplus	245,261,000	317,598,000
Reserve from the sale of non-controlling interests in subsidiaries	41,574,000	41,574,000
Retained earnings	518,064,000	418,789,000
Equity attributable to equity holders of the parent	1,369,150,000	1,229,128,000
Non-controlling interest	38,951,000	36,520,000
TOTAL SHAREHOLDERS EQUITY	1,408,101,000	1,265,648,000
Non-Current Liabilities
Trade and other payables	767,000	1,008,000
Borrowings	680,005,000	697,843,000
Lease liabilities	287,679,000	325,569,000
Deferred income tax liabilities	330,336,000	376,331,000
Payroll and social security liabilities	1,454,000	1,570,000
Derivatives financial instruments	3,983,000	0
Provisions for other liabilities	2,244,000	2,871,000
Total Non-Current Liabilities	1,306,468,000	1,405,192,000
Current Liabilities
Trade and other payables	206,907,000	190,730,000
Current income tax liabilities	3,471,000	5,023,000
Payroll and social security liabilities	32,735,000	37,357,000
Borrowings	99,551,000	207,106,000
Lease liabilities	54,351,000	52,941,000
Derivative financial instruments	1,796,000	169,000
Provisions for other liabilities	1,508,000	728,000
Total Current Liabilities	400,319,000	494,054,000
TOTAL LIABILITIES	1,706,787,000	1,899,246,000
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 3,114,888,000	$ 3,164,894,000